Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue
Revenue from contracts with customers	€ 4,296,863	€ 4,314,510	€ 12,936,065	€ 12,987,628
Revenue from insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	4,884,850	4,760,162	14,558,017	14,251,122
Healthcare services
Revenue
Revenue from contracts with customers	3,219,669	3,292,628	9,721,334	9,986,979
Revenue	3,219,669	3,292,628	9,721,334	9,986,979
Healthcare products
Revenue
Revenue from contracts with customers	1,077,194	1,021,882	3,214,731	3,000,649
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	1,097,603	1,037,588	3,277,466	3,058,146
Insurance contracts
Revenue
Revenue from insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue	€ 567,578	€ 429,946	€ 1,559,217	€ 1,205,997